Warrant Liability (Tables)	12 Months Ended
Jun. 30, 2026
Warrant Liability [Abstract]
Schedule of Warrant Liability	Accordingly, these warrants have been recognized as derivative financial liabilities, with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date.

Type of warrants	Issued	Exercised	Remaining	After reverse split *
Series A	23,088,023	-	23,088,023	92,353
Series B	23,088,023	(23,088,023)	-

*	Giving retroactive effect to the 1 to 250 reverse share split effected on April 6, 2026.

Schedule of Fair Value of the Warrant Liabilities

The Company applied a Binomial Lattice Model to estimate the fair value of the warrant liabilities. The significant inputs into the model are shown below.

Series A	Initial recognition	June 30, 2026
Share price (USD)	0.0956	1.6600
Exercise price / warrant (USD)	0.7277	34.6500
Expected volatility	90.83%	111.89%
Dividend yield	0%	0%
Expected term (Years)	1	0.73
Annual risk-free interest rate	3.773%	3.982%

Series B	Initial recognition	June 30, 2026
Share price (USD)	0.0956	-
Exercise price / warrant (USD)	1.1781	-
Expected volatility	90.83%	-
Dividend yield	0%
Expected term (Years)	1	-
Annual risk-free interest rate	3.773%	-

Schedule of Movement of the Fair Value of the Warrant Liabilities

Movement of the fair value of the warrant liabilities during the year is as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
Series A	RM	RM	USD
Issuance of warrants	-	11,181,777	2,739,289
Fair value change	-	(11,214,763)	(2,747,370)
Currency realignment	-	35,640	8,731
At end of the year	-	2,654	650

	June 30, 2025	June 30, 2026	June 30, 2026
Series B	RM	RM	USD
Issuance of warrants	-	135,092,819	33,094,762
Exercised	-	(38,686,412)	(9,477,318)
Fair value change	-	(96,713,772)	(23,692,742)
Currency realignment	-	307,365	75,298
At end of the year	-	-	-